Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Earnings from continuing operations before income taxes
Earnings from continuing operations before income taxes, U.S.									$ 621.4	$ 631.4	$ 534.5
Earnings from continuing operations before income taxes, Canada									16.6	16.2	9.1
Earnings before income taxes	200.7	217.8	72.5	147.0	186.2	199.1	103.2	159.1	638.0	647.6	543.6
Income Taxes, Current:
Current, Federal									97.0	121.9	126.5
Current, State and local									26.0	17.5	28.7
Current, Canada									2.4	0.1	0.1
Total current									125.4	139.5	155.3
Income taxes, Deferred
Total deferred									36.1	28.8	(10.2)
Total income taxes									161.5	168.9	136.6
U.S.
Income taxes, Deferred
Deferred, Federal									37.6	28.3	(10.6)
Deferred, State and local									(1.5)	1.1	(8.1)
Total deferred									36.1	29.4	(18.7)
Total income taxes									$ 161.5	$ 168.9	$ 136.6